Note 9 - Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Short-term Debt [Table Text Block]
(Dollar amounts in thousands)	2014	2013

Balance at year-end	$14,808	$10,809
Average balance outstanding	8,379	8,806
Maximum month-end balance	19,970	17,351
Weighted-average rate at year-end	0.98%	1.44%
Weighted-average rate during the year	1.77%	3.15%